Loans Payable – Related Parties - Schedule of Loans Payable - Related Parties Mature (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Maturity of Loans Payable – Related Parties [Abstract]
2025	$ 947,548	$ 619,440
2026		947,548
Loans payable – related parties mature	$ 1,566,988	$ 1,566,988